Group Companies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Asset Management [member] | Aegon Industrial Fund Management Co Ltd [Member]
Disclosure of subsidiaries [Line Items]
Proportion of ownership interest in associate	49.00%
Name of associate	Aegon Industrial Fund Management Co., Ltd
Country of incorporation of associate	China
Aegon Asset Management Pan Europe BV [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Asset Management Pan-Europe B.V.
Country of incorporation or residence of subsidiary	The Netherlands
Aegon Custody BV [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Custody B.V.
Country of incorporation or residence of subsidiary	The Netherlands
Aegon Asset Management Holding B.V. [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Asset Management Holding B.V.
Country of incorporation or residence of subsidiary	The Netherlands
Kames Capital Holdings Ltd [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Kames Capital plc
Country of incorporation or residence of subsidiary	United Kingdom
Aegon USA Investment Management, LLC [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon USA Investment Management, LLC
Country of incorporation or residence of subsidiary	United States
Aegon USA Realty Advisors, LLC [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon USA Realty Advisors, LLC
Country of incorporation or residence of subsidiary	United States
Aegon Hungary Asset Management Company ZrtA [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Magyarország Befektetési Alapkezel Zártkören Mköd Részvénytársaság
Country of incorporation or residence of subsidiary	Hungary
Aegon Investment Management B. V [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Investment Management B.V
Country of incorporation or residence of subsidiary	The Netherlands
TKP Investments B.V. [member] | Asset Management [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	TKP Investments B.V.
Country of incorporation or residence of subsidiary	The Netherlands
Americas [member] | Transamerica Advisors Life Insurance Company [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Advisors Life Insurance Company
Country of incorporation or residence of subsidiary	United States
Americas [member] | Transamerica Casualty Insurance Company [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Casualty Insurance Company
Country of incorporation or residence of subsidiary	United States
Americas [member] | Transamerica Corporation [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Corporation
Country of incorporation or residence of subsidiary	United States
Americas [member] | Transamerica Financial Life Insurance Company [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Financial Life Insurance Company
Country of incorporation or residence of subsidiary	United States
Americas [member] | Transamerica Life Insurance Company [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Life Insurance Company
Country of incorporation or residence of subsidiary	United States
Americas [member] | Transamerica Premier Life Insurance Company [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Premier Life Insurance Company
Country of incorporation or residence of subsidiary	United States
Americas [member] | Akaan-Aegon, S.A.P.I. de C.V. [member]
Disclosure of subsidiaries [Line Items]
Proportion of voting power held in joint venture	50.00%
Name of joint venture	Akaan-Aegon, S.A.P.I. de C.V.
Country of incorporation of joint venture	Mexico
The Netherlands [member] | Aegon Bank N.V. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Bank N.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Aegon Hypotheken B.V. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Hypotheken B.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Aegon Levensverzekering N.V. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Levensverzekering N.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Aegon Schadeverzekering N.V. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Schadeverzekering N.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Aegon Spaarkas N.V. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Spaarkas N.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Optas Pensioenen N.V. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Optas Pensioenen N.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | TKP Pensioen B.V. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	TKP Pensioen B.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Aegon PPI B.V. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon PPI B.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Cappital Premiepensioeninstelling B.V. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	CAPPITAL Premiepensioeninstelling B.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Nedasco B.V. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Nedasco B.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | Robijn Participaties B.V.[member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Robijn Participaties B.V.
Country of incorporation or residence of subsidiary	Netherlands
The Netherlands [member] | AMVEST Vastgoed B.V. [Member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	AMVEST Vastgoed B.V.
Proportion of ownership interest in joint venture	50.00%
United Kingdom [member] | Aegon Investment Solutions Ltd. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Investment Solutions Ltd.
Country of incorporation or residence of subsidiary	United Kingdom
United Kingdom [member] | Scottish Equitable plc [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Scottish Equitable plc
Country of incorporation or residence of subsidiary	United Kingdom
United Kingdom [member] | Cofunds Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Cofunds Limited
Country of incorporation or residence of subsidiary	United Kingdom
Central & Eastern Europe [member] | Aegon Magyarorszag Altalanos Biztosito Zartkoruen Mukodo Reszvenytarsasag [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Magyarország Általános Biztosító Zártkören Mköd Részvénytársaság
Country of incorporation or residence of subsidiary	Hungary
Central & Eastern Europe [member] | Aegon Towarzystwo Ubezpieczenna Zycie Spolka Akcyjna [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Towarzystwo Ubezpiecze na ycie Spóka Akcyjna
Country of incorporation or residence of subsidiary	Poland
Central & Eastern Europe [member] | Aegon Powszechne Towarzystwo Emerytaine Spolka Akcyjna [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Powszechne Towarzystwo Emerytaine Spólka Akcyjna
Country of incorporation or residence of subsidiary	Poland
Central & Eastern Europe [member] | Aegon Emeklilikve Hayat A.S. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Emeklilik ve Hayat A.S.
Country of incorporation or residence of subsidiary	Turkey
Central & Eastern Europe [member] | Aegon Pensii Societatede Administrarea Fondurilorde Pensii Private A.S. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Pensii Societate de Administrare a Fondurilor de Pensii Private S.A.
Country of incorporation or residence of subsidiary	Romania
Central & Eastern Europe [member] | Aegon Pojistovna A.S. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Pojištovna, a.s.
Country of incorporation or residence of subsidiary	Czech Republic
Central & Eastern Europe [member] | Aegon Zivotnapoist Ovna A.S. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Životná poist’ovňa, a.s.
Country of incorporation or residence of subsidiary	Slovakia
Central & Eastern Europe [member] | Aegon, d.s.s., a.s. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon, d.s.s., a.s.
Country of incorporation or residence of subsidiary	Slovakia
Spain & Portugal [member] | Aegon Espana S.A.U [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon España S.A.U. de Seguros y Reaseguros
Country of incorporation or residence of subsidiary	Spain
Spain & Portugal [member] | Aegon Administracion y Servicios A.I.E. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Administracion y Servicios A.I.E.
Country of incorporation or residence of subsidiary	Spain
Spain & Portugal [member] | Aegon Activos A.V., S.A. [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Activos A.V., S.A.
Country of incorporation or residence of subsidiary	Spain
Spain & Portugal [member] | Aegon Mediacion, SLU [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Aegon Mediacion, S.L.U
Country of incorporation or residence of subsidiary	Spain
Spain & Portugal [member] | Aegon Santander Vida Segurosy Reaseguros S. A. [m ember]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon Santander Vida Seguros y Reaseguros, S.A.
Country of incorporation of joint venture	Spain
Proportion of ownership interest in joint venture	51.00%
Spain & Portugal [member] | Aegon Santander Portugal Vida Companhia de Seguros de Vida SA Lisbon [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon Santander Portugal Vida – Companhia de Seguros de Vida S.A.
Country of incorporation of joint venture	Portugal
Proportion of ownership interest in joint venture	51.00%
Spain & Portugal [member] | Aegon Santander Portugal Nao Vida Companhiade Seguros S. A. [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon Santander Portugal Nao Vida - Companhia de Seguros S.A.
Country of incorporation of joint venture	Portugal
Proportion of ownership interest in joint venture	51.00%
Spain & Portugal [member] | Liberbank Viday Pensiones Segurosy Reaseguros S. A. [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Liberbank Vida y Pensiones, Seguros y Reaseguros, S.A.
Country of incorporation of joint venture	Spain
Proportion of ownership interest in joint venture	50.00%
Spain & Portugal [member] | Aegon Santander Generales Seguros y Reaseguros, S.A. [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Santander Generales Seguros y Reaseguros, S.A.
Country of incorporation of joint venture	Spain
Proportion of ownership interest in joint venture	51.00%
Asia [member] | Transamerica Life (Bermuda) Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of subsidiary	Transamerica Life (Bermuda) Ltd.
Country of incorporation or residence of subsidiary	Bermuda
Asia [member] | Aegon Sony Life Insurance Co [Member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon Sony Life Insurance Co.
Country of incorporation of joint venture	Japan
Proportion of ownership interest in joint venture	50.00%
Asia [member] | Aegon THTF Life Insurance Company Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon THTF Life Insurance Co., Ltd.
Country of incorporation of joint venture	China
Proportion of ownership interest in joint venture	50.00%
Asia [member] | SA Reinsurance Ltd [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	SA Reinsurance Ltd
Country of incorporation of joint venture	Bermuda
Proportion of ownership interest in joint venture	50.00%
Asia [member] | Aegon Life Insurance Co. ltd [member]
Disclosure of subsidiaries [Line Items]
Name of joint venture	Aegon Life Insurance Co. ltd
Country of incorporation of joint venture	India
Proportion of ownership interest in joint venture	49.00%